Capital Stock (Detail Textuals 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Expense from share-based payment transactions with employees	$ 135	$ 317	$ 417